Debt - AerCap Trust & AICDC Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	May 25, 2022	Dec. 31, 2021
Maturities of Long-term Debt [Abstract]
2023	$ 6,162,330
2024	8,343,844
2025	5,832,335
2026	7,542,036
2027	2,669,525
Thereafter	16,250,047
Redemption of outstanding aggregate principal amount of 4.625% Senior Notes		$ 500,000
4.25% Senior Notes Due 2022
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)		4.625%
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	34,710,500		$ 37,079,686
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2023	4,100,000
2024	6,800,000
2025	3,650,000
2026	5,250,000
2027	1,600,000
Thereafter	11,300,000
Debt	$ 32,700,000		$ 34,167,202
Redemption price of debt instrument, percentage	100.00%
Unsecured | AerCap Trust & AICDC Notes | Minimum
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)	0.68%
Unsecured | AerCap Trust & AICDC Notes | Maximum
Maturities of Long-term Debt [Abstract]
Debt instrument, interest rate (in percentage)	6.50%